Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Convertible Promissory Notes

The following table sets forth a summary of the principal balances of the Company’s convertible promissory notes activity for the years ended December 31, 2024 and 2023:

Principal Balance, December 31, 2023	$1,500,000
Note converted to stock – paid in full	(1,500,000)
Convertible Note issued in settlement to Bigger Capital	$5,250,000
Principal Balance, December 31, 2024	$5,250,000